FORM 13F INFORMATION TABLE

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG-Axon Capital Management, L.P.
           --------------------------------------------------
Address:   888 Seventh Avenue, 38th Floor
           --------------------------------------------------
           New York, New York 10019
           --------------------------------------------------

Form 13F File Number:     028-11789
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
           --------------------------------------------------
Title:     Co-Chief Executive Officer
           --------------------------------------------------
Phone:    (212) 479-2000
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Dinakar Singh             New York, New York        May 15, 2009
      ---------------------  ----------------------------  -----------------
            [Signature]                  [Place]                 [Date]




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


                           FORM 13F INFORMATION TABLE


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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


                           FORM 13F INFORMATION TABLE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          38
                                               -------------

Form 13F Information Table Value Total:          5,803,193
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE





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



                           FORM 13F INFORMATION TABLE

                             TPG-Axon 13F Positions
                     For the Quarter Ending March 31, 2009


          COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5               COLUMN 6    COLUMN 7
         --------------       --------------  --------   --------  ----------------------------  ---------   --------
         NAME OF ISSUER       TITLE OF CLASS   CUSIP      VALUE    SHRS OR     SH/PRN  PUT/CALL  INVESTMENT   OTHER
                                                         (X$1000)  PRN AMT                       DISCRETION  MANAGERS
-----------------------------------------------------------------------------------------------------------------------
ACE LTD                            SHS        H0023R105  182,316   4,512,780     SH                SOLE
AIR PRODS & CHEMS INC              COM        009158106  84,589    1,503,800     SH                SOLE
ARCH CAP GROUP LTD                 ORD        G0450A105   1,713      31,800      SH                SOLE
ASPEN INSURANCE HOLDINGS LTD       SHS        G05384105  12,459     554,741      SH                SOLE
AXIS CAPITAL HOLDINGS              SHS        G0692U109   2,231      99,000      SH                SOLE
CF INDS HLDGS INC                  COM        125269100  186,716   2,625,000     SH                SOLE
COCA COLA CO                       COM        191216100  101,573   2,311,100     SH                SOLE
CSX CORP                           COM        126408103  135,713   5,250,000     SH                SOLE
CVS CAREMARK CORPORATION           COM        126650100  232,964   8,474,500     SH                SOLE
DISNEY WALT CO                  COM DISNEY    254687106  136,720   7,528,650     SH                SOLE
DUKE ENERGY CORP NEW               COM        26441C105  42,960    3,000,000     SH      CALL      SOLE
ELECTRONIC ARTS INC                COM        285512109  85,138    4,680,500     SH                SOLE
ENDURANCE SPECIALTY HLDGS LT       SHS        G30397106   8,879     356,000      SH                SOLE
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109  50,736    7,461,200     SH                SOLE
GAMESTOP CORP NEW                  CL A       36467W109  65,402    2,334,118     SH                SOLE
GOODRICH CORP                      COM        382388106  130,796   3,452,000     SH                SOLE
HELIX ENERGY SOLUTIONS GRP I       COM        42330P107  16,123    3,136,700     SH                SOLE
HEWLETT PACKARD CO                 COM        428236103  308,739   9,630,050     SH                SOLE
HEWLETT PACKARD CO                 COM        428236103  202,780   6,325,000     SH      CALL      SOLE
LOCKHEED MARTIN CORP               COM        539830109  110,448   1,600,000     SH                SOLE
LORILLARD INC                      COM        544147101  254,702   4,125,400     SH                SOLE
MICROSOFT CORP                     COM        594918104  203,020   11,051,700    SH                SOLE
NORTHROP GRUMMAN CORP              COM        666807102  100,328   2,299,000     SH                SOLE
ORACLE CORP                        COM        68389X105  279,087   15,444,788    SH                SOLE
PARTNERRE LTD                      COM        G6852T105   3,414      55,000      SH                SOLE
PEPSICO INC                        COM        713448108  323,563   6,285,215     SH                SOLE
ROCKWELL COLLINS INC               COM        774341101  70,551    2,161,500     SH                SOLE
SELECT SECTOR SPDR TR          SBI INT-INDS   81369Y704  460,750   25,000,000    SH      CALL      SOLE
SELECT SECTOR SPDR TR         SBI INT-UTILS   81369Y886  638,750   25,000,000    SH      CALL      SOLE
SINA CORP                          ORD        G81477104  34,875    1,500,000     SH      CALL      SOLE
SINA CORP                          ORD        G81477104  77,700    3,341,946     SH                SOLE
TERRA INDS INC                     COM        880915103  132,510   4,717,320     SH                SOLE
TEVA PHARMACEUTICAL INDS LTD       ADR        881624209  210,158   4,665,000     SH                SOLE
THERMO FISHER SCIENTIFIC INC       COM        883556102  253,578   7,108,993     SH                SOLE
TRAVELERS COMPANIES INC            COM        89417E109  184,953   4,551,000     SH                SOLE
UNION PAC CORP                     COM        907818108  41,110    1,000,000     SH      CALL      SOLE
UNION PAC CORP                     COM        907818108  178,829   4,350,000     SH                SOLE
WELLS FARGO & CO NEW               COM        949746101  256,320   18,000,000    SH      PUT       SOLE
-----------------------------------------------------------------------------------------------------------------------



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


                           FORM 13F INFORMATION TABLE

                             TPG-Axon 13F Positions
                     For the Quarter Ending March 31, 2009

          COLUMN 1                 COLUMN 8
         --------------       ---------------------------------
         NAME OF ISSUER             VOTING AUTHORITY
                                SOLE      SHARED      NONE
---------------------------------------------------------------
ACE LTD                       4,512,780
AIR PRODS & CHEMS INC         1,503,800
ARCH CAP GROUP LTD              31,800
ASPEN INSURANCE HOLDINGS LTD   554,741
AXIS CAPITAL HOLDINGS           99,000
CF INDS HLDGS INC             2,625,000
COCA COLA CO                  2,311,100
CSX CORP                      5,250,000
CVS CAREMARK CORPORATION      8,474,500
DISNEY WALT CO                7,528,650
DUKE ENERGY CORP NEW          3,000,000
ELECTRONIC ARTS INC           4,680,500
ENDURANCE SPECIALTY HLDGS LT   356,000
FOCUS MEDIA HLDG LTD          7,461,200
GAMESTOP CORP NEW             2,334,118
GOODRICH CORP                 3,452,000
HELIX ENERGY SOLUTIONS GRP I  3,136,700
HEWLETT PACKARD CO            9,630,050
HEWLETT PACKARD CO            6,325,000
LOCKHEED MARTIN CORP          1,600,000
LORILLARD INC                 4,125,400
MICROSOFT CORP                11,051,700
NORTHROP GRUMMAN CORP         2,299,000
ORACLE CORP                   15,444,788
PARTNERRE LTD                   55,000
PEPSICO INC                   6,285,215
ROCKWELL COLLINS INC          2,161,500
SELECT SECTOR SPDR TR         25,000,000
SELECT SECTOR SPDR TR         25,000,000
SINA CORP                     1,500,000
SINA CORP                     3,341,946
TERRA INDS INC                4,717,320
TEVA PHARMACEUTICAL INDS LTD  4,665,000
THERMO FISHER SCIENTIFIC INC  7,108,993
TRAVELERS COMPANIES INC       4,551,000
UNION PAC CORP                1,000,000
UNION PAC CORP                4,350,000
WELLS FARGO & CO NEW          18,000,000
-------------------------------------------


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